GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
The carrying amounts of goodwill and intangible assets are summarized as follows:

	December 31,
	2022	2021
Goodwill on acquisitions	3,767	3,931
Concessions, patents and licenses	208	195
Customer relationships and trade marks	133	80
Emission rights[1]	748	167
Other	47	52
Total	4,903	4,425
1.Including 671 at December 31, 2022 delivered from forward purchases at maturity (see note 6.1.5).
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other	Total
Cost
At December 31, 2020	400	1,148	180	1,728
Acquisitions[1]	35	—	210	245
Disposals	(6)	—	—	(6)
Foreign exchange differences	(54)	(69)	(21)	(144)
Transfers from assets held for sale	12	—	11	23
Transfers and other movements	30	2	10	42
At December 31, 2021	417	1,081	390	1,888
Acquisitions[1]	54	—	743	797
Acquisitions through business combination (note 2.2.4)	11	70	—	81
Disposal	—	—	(3)	(3)
Foreign exchange differences	(43)	(60)	(12)	(115)
Transfers and other movements	7	—	(128)	(121)
At December 31, 2022	446	1,091	990	2,527

Accumulated amortization and impairment losses
At December 31, 2020	210	1,058	140	1,408
Disposal	(5)	—	—	(5)
Amortization charge	50	7	33	90
Foreign exchange differences	(44)	(64)	(13)	(121)
Transfers from assets held for sale	9	—	9	18
Transfers and other movements	2	—	2	4
At December 31, 2021	222	1,001	171	1,394
Amortization charge	50	6	31	87
Impairment charge (note 5.3)	6	—	—	6
Foreign exchange differences	(33)	(50)	(7)	(90)
Transfers and other movements	(7)	1	—	(6)
At December 31, 2022	238	958	195	1,391

Carrying amount
At December 31, 2021	195	80	219	494
At December 31, 2022	208	133	795	1,136
1.Acquisitions in 'other' mainly relate to CO2 emission rights.

Schedule of Goodwill Acquired
Goodwill acquired in business combinations for each of the Company’s operating segments is as follows:

	December 31, 2021	Acquisitions[1]	Foreign exchange differences and other movements	December 31, 2022
NAFTA	1,576	—	(36)	1,540
Brazil	1,010	—	60	1,070
Europe	499	55	(31)	523
ACIS	846	—	(212)	634
Total	3,931	55	(219)	3,767

1. See note 2.2.4

	December 31, 2020	Acquisitions	Foreign exchange differences and other movements	December 31, 2021
NAFTA	1,566	—	10	1,576
Brazil	1,069	—	(59)	1,010
Europe	540	—	(41)	499
ACIS	817	—	29	846
Total	3,992	—	(61)	3,931

Schedule of Property, Plant and Equipment	Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other[2]	Construction in progress	Right-of-use assets	Mining Assets	Total
Cost
At December 31, 2020	10,738	36,599	3,963	1,598	3,284	56,182
Additions	16	239	2,416	313	11	2,995
Acquisitions through business combinations (note 2.2.4)	34	5	—	—	—	39
Foreign exchange differences	(910)	(3,311)	(97)	(104)	(14)	(4,436)
Disposals	(66)	(553)	(2)	—	(5)	(626)
Transfers from assets held for sale	156	827	14	2	—	999
Other movements [1]	153	1,542	(1,761)	(59)	131	6
At December 31, 2021	10,121	35,348	4,533	1,750	3,407	55,159
Additions	34	220	3,533	381	33	4,201
Acquisitions through business combinations (note 2.2.4)	193	742	70	37	—	1,042
Foreign exchange differences	(811)	(3,344)	(109)	(124)	(87)	(4,475)
Disposals	(137)	(545)	(4)	—	(18)	(704)
Other movements [1]	76	1,712	(2,136)	(41)	105	(284)
At December 31, 2022	9,476	34,133	5,887	2,003	3,440	54,939

Accumulated depreciation and impairment
At December 31, 2020	3,808	18,136	994	559	2,063	25,560
Depreciation charge for the year	320	1,801	—	190	122	2,433
Impairment reversal (note 5.3)	(37)	(181)	—	—	—	(218)
Disposals	(49)	(517)	—	—	(5)	(571)
Foreign exchange differences	(546)	(2,459)	(10)	(37)	(13)	(3,065)
Transfers from assets held for sale	154	804	7	—	—	965
Other movements [1]	(7)	12	8	(34)	1	(20)
At December 31, 2021	3,643	17,596	999	678	2,168	25,084
Depreciation charge for the year	283	1,893	—	193	124	2,493
Impairment (note 5.3)	146	688	155	10	21	1,020
Disposals	(109)	(502)	(1)	—	(18)	(630)
Foreign exchange differences	(496)	(2,403)	(9)	(59)	(68)	(3,035)
Other movements [1]	(19)	(71)	(17)	(29)	(24)	(160)
At December 31, 2022	3,448	17,201	1,127	793	2,203	24,772

Carrying amount
At December 31, 2021	6,478	17,752	3,534	1,072	1,239	30,075
At December 31, 2022	6,028	16,932	4,760	1,210	1,237	30,167
1.Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully depreciated assets.
2.Machinery, equipment and other includes biological assets of 47 and 38 as of December 31, 2022 and 2021, respectively, and bearer plants of 37 and 29 as of December 31, 2022 and 2021, respectively.

Schedule of Impairment of Assets
Net impairment charges/(reversals) were as follows:

	Year ended December 31,
Type of asset	2022	2021	2020
Intangible assets	6	—	—
Tangible assets	1,020	(218)	(133)
Total	1,026	(218)	(133)
GCGU weighted average pre-tax discount rates were as follows in 2022 and 2021:

	NAFTA	Brazil	Europe	ACIS
GCGU weighted average pre-tax discount rate used in 2022 (in %)	13.3	18.7	10.6	18.4
GCGU weighted average pre-tax discount rate used in 2021 (in %)	11.3	15.6	8.6	14.7
The table below describes the amount by which the value assigned to a key assumption must change in order for the recoverable amount to equal the carrying amount.

ACIS
Excess of recoverable amount over carrying amount	276
Increase in pre-tax discount rate (change in basis points)	80
Decrease in average selling price (change in %)	1.4%
Decrease in shipments (change in %)	3.7%

Cash-Generating Unit	Region	Operating Segment	Recoverable Amount (Value in Use)	Total Impairment Recorded	2022 Pre-Tax Discount Rates		2021 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2022
					Applied to 2023 projections	Applied to subsequent projections
ArcelorMittal Kryvyi Rih	Ukraine	ACIS	1,003	1,026	47.1%	20.0%	16.9%	655

Cash-Generating Unit	Region	Operating Segment	Impairment Reversed	2021 Pre-Tax Discount Rate	2020 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2021
Europe flat products	Europe	Europe	218	8.5%	8.5%	11,005